Statements of Comprehensive Loss - USD ($)	12 Months Ended
	Jul. 31, 2026	Jul. 31, 2025
Statements of Comprehensive Loss [Abstract]
Net loss	$ (2,932,330)	$ (4,717,108)
Other comprehensive (loss) income
Foreign currency translation adjustment	86,611	(43,663)
Total comprehensive loss	$ (2,845,719)	$ (4,760,771)